Note 16 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2022	2021

Shares issued and outstanding at beginning of period	44,013,031	43,587,554
Weighted average number of shares:
Issued during the period	162,076	253,280
Weighted average number of shares used in computing basic earnings per share	44,175,107	43,840,834
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	318,900	559,985
Number of shares used in computing diluted earnings per share	44,494,007	44,400,819